Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,403,482
Previously Paid Amount	6,185.57
Total Fee Amount	6,185.77
Total Offset Amount
Net Fee	$ 0.20